UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: september 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		SPF Beheer BV.
Address:	Arthur van Schendelstraat 850
		PO BOX: 2030
		3500 GA  UTRECHT

13F File Number:28-10446


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Marcel Andringa

Title:
Managing Director
Investment Management

Phone:
0031-30-2329231

Signature, 		Marcel Andringa
Place,     		Utrecht
and Date of Signing:	October 31, 2012


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

      FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$1.534.946 (thousands)



List of Other Included Managers:





No.  13F File Number
Name









	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


3M CO                          COM              88579Y101    48534   525146 SH       SOLE    NONE           525146
ACCENTURE PLC                  COM              B4BNMY3      53469   763513 SH       SOLE    NONE           763513
AIR PRODUCTS & CHEMI           COM              009158106    42986   515791 SH       SOLE    NONE           515791
ALBEMARLE CORP                 COM              012653101    40178   759797 SH       SOLE    NONE           759797
AMERISOURCEBERGEN CO           COM              03073E105    14081   363750 SH       SOLE    NONE           363750
AMPHENOL CORP                  COM              032095101    48227   817614 SH       SOLE    NONE           817614
ANALOG DEVICES INC             COM              032654105    45584  1163145 SH       SOLE    NONE          1163145
AUTOZONE INC                   COM              053332102    46131   124789 SH       SOLE    NONE           124789
BALL CORP                      COM              058498106    46660  1102804 SH       SOLE    NONE          1102804
BECTON DICKINSON & C           COM              075887109    43193   549807 SH       SOLE    NONE           549807
CHEVRON CORP                   COM              166764100    52672   451891 SH       SOLE    NONE           451891
COACH INC                      COM              189754103    35981   638869 SH       SOLE    NONE           638869
COCA-COLA CO/THE               COM              191216100    26231   686942 SH       SOLE    NONE           686942
COLGATE-PALMOLIVE CO           COM              194162103    49225   459099 SH       SOLE    NONE           459099
DARDEN RESTAURANTS I           COM              237194105    46466   833479 SH       SOLE    NONE           833479
DOLLAR TREE INC                COM              256746108    42581   882060 SH       SOLE    NONE           882060
ECOLAB INC                     COM              278865000    45885   705815 SH       SOLE    NONE           705815
FEDEX CORP                     COM              31428X106    41338   487710 SH       SOLE    NONE           487710
FLIR SYSTEMS INC               COM              302445101    31311  1567520 SH       SOLE    NONE          1567520
FLOWSERVE CORP                 COM              34354P105    51921   405320 SH       SOLE    NONE           405320
HUDSON CITY BANCORP            COM              443683107    23942  3007783 SH       SOLE    NONE          3007783
IBM                            COM              459200101    48446   233531 SH       SOLE    NONE           233531
METLIFE INC                    COM              59156R108    40548  1176681 SH       SOLE    NONE          1176681
MICROCHIP TECHNOLOGY           COM              595017104    40704  1243262 SH       SOLE    NONE          1243262
MICROSOFT CORP                 COM              594918104    45116  1514977 SH       SOLE    NONE          1514977
NIKE INC                       CL B             654106103    41984   440682 SH       SOLE    NONE           440682
PEPSICO INC                    COM              713448108    45169   638246 SH       SOLE    NONE           638246
PETSMART INC                   COM              716768106    48378   701335 SH       SOLE    NONE           701335
STATE STREET CORP              COM              857477103    43811  1038167 SH       SOLE    NONE          1038167
THERMO FISHER SCIENT           COM              883556102    50292   852981 SH       SOLE    NONE           852981
TJX COS INC                    COM              872540109    48299  1078335 SH       SOLE    NONE          1078335
VALSPAR CORP                   COM              920355104    50458   896242 SH       SOLE    NONE           896242
VF CORP                        COM              918204108    52328   328362 SH       SOLE    NONE           328362
VIRGIN MEDIA INC               COM              92769L101    57426  1950627 SH       SOLE    NONE          1950627
YUM! BRANDS INC                COM              988498101    45391   684214 SH       SOLE    NONE           684214
